Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
July 31, 2025
ISF-NPRT3-0925
1.9896238.105
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 4.6%
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp (United States)	30,900	2,315,337
South Bow Corp	9,500	249,498
		2,564,835
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd (United States)	6,394	470,279
Utilities - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
TransAlta Corp	88,900	1,069,546
TOTAL CANADA		4,104,660
CHINA - 0.5%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Beijing Capital International Airport Co Ltd H Shares (a)	1,344,000	521,807
FRANCE - 0.9%
Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	36,400	818,208
GERMANY - 1.6%
Utilities - 1.6%
Multi-Utilities - 1.6%
E.ON SE	75,800	1,382,838
ITALY - 0.9%
Utilities - 0.9%
Electric Utilities - 0.9%
Enel SpA	90,400	797,174
MEXICO - 4.7%
Industrials - 4.7%
Transportation Infrastructure - 4.7%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	14,858	1,581,337
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	7,700	1,769,383
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	2,600	788,606

TOTAL MEXICO		4,139,326
SPAIN - 7.2%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA (b)(c)	24,038	850,396
Industrials - 3.9%
Transportation Infrastructure - 3.9%
Aena SME SA (b)(c)	129,090	3,475,957
Utilities - 2.3%
Electric Utilities - 2.3%
Iberdrola SA	115,676	2,033,161
TOTAL SPAIN		6,359,514
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	8,100	1,957,122
UNITED KINGDOM - 5.5%
Utilities - 5.5%
Electric Utilities - 2.4%
SSE PLC	88,100	2,159,529
Multi-Utilities - 3.1%
National Grid PLC	193,804	2,723,350
TOTAL UNITED KINGDOM		4,882,879
UNITED STATES - 70.0%
Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy Inc	12,402	2,925,384
Targa Resources Corp	5,409	900,112
Williams Cos Inc/The	26,537	1,590,893
		5,416,389
Industrials - 8.4%
Aerospace & Defense - 0.6%
BWX Technologies Inc	3,500	531,755
Commercial Services & Supplies - 1.7%
GFL Environmental Inc Subordinate Voting Shares (United States)	19,725	992,957
Waste Connections Inc (United States)	2,958	552,169
		1,545,126
Construction & Engineering - 1.8%
Ferrovial SE	16,353	837,926
Quanta Services Inc	1,900	771,647
		1,609,573
Electrical Equipment - 1.9%
GE Vernova Inc	2,500	1,650,725
Ground Transportation - 2.4%
Norfolk Southern Corp	3,700	1,028,600
Union Pacific Corp	4,860	1,078,774
		2,107,374
TOTAL INDUSTRIALS		7,444,553

Information Technology - 15.8%
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices Inc (a)	11,800	2,080,458
Astera Labs Inc (a)	8,900	1,216,897
Broadcom Inc	9,500	2,790,150
First Solar Inc (a)	4,500	786,285
NVIDIA Corp	40,300	7,168,161
		14,041,951
Real Estate - 2.1%
Health Care REITs - 1.5%
Welltower Inc	8,000	1,320,560
Specialized REITs - 0.6%
American Tower Corp	2,477	516,182
TOTAL REAL ESTATE		1,836,742

Utilities - 37.6%
Electric Utilities - 23.4%
Constellation Energy Corp	12,700	4,417,568
Duke Energy Corp	28,600	3,478,904
Entergy Corp	23,100	2,088,933
Evergy Inc	16,800	1,189,440
Exelon Corp	50,900	2,287,446
NextEra Energy Inc	65,560	4,658,694
NRG Energy Inc	8,900	1,488,080
PG&E Corp	85,200	1,194,504
		20,803,569
Independent Power and Renewable Electricity Producers - 6.2%
AES Corp/The	37,600	494,439
Talen Energy Corp (a)	2,500	943,925
Vistra Corp	19,320	4,028,993
		5,467,357
Multi-Utilities - 8.0%
Ameren Corp	7,700	778,701
CenterPoint Energy Inc	46,100	1,789,602
NiSource Inc	16,337	693,506
Sempra	47,200	3,855,296
		7,117,105
TOTAL UTILITIES		33,388,031

TOTAL UNITED STATES		62,127,666
TOTAL COMMON STOCKS (Cost $70,827,958)		87,091,194

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,674,318)	4.33	1,673,983	1,674,318

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $72,502,276)	88,765,512
NET OTHER ASSETS (LIABILITIES) - 0.0%	13,560
NET ASSETS - 100.0%	88,779,072

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,326,353 or 4.9% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,326,353 or 4.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,962,511	42,732,025	43,020,218	115,779	-	-	1,674,318	1,673,983	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,065,789	6,065,789	207	-	-	-	-	0.0%
Total	1,962,511	48,797,814	49,086,007	115,986	-	-	1,674,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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